Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Excludes interest and dividend income in Insurance investment result	$ 162	$ 225	$ 434	$ 368
Excludes interest expense in Insurance investment result	12	13	23	17
Dividend income	$ 776	$ 801	$ 1,733	$ 1,593